Debt and Credit Facilities - Lines of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Line Of Credit Facility [Line Items]
Used lines of credit	$ 81.6	$ 39.2
Unused lines of credit	1,015.0	989.5
Total available lines of credit	1,096.6	1,028.7
Accounts receivable securitization programs - committed	209.0	112.0
Committed Line of Credit Facilities [Member]
Line Of Credit Facility [Line Items]
Total available lines of credit	721.9	700.5
Uncommitted Line of Credit Facilities [Member]
Line Of Credit Facility [Line Items]
Total available lines of credit	$ 374.7	$ 328.2